Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 375	$ 358
Work-in-process	279	500
Total Inventory	$ 654	$ 858